STOCK-BASED COMPENSATION - RSUs (Details) - RSUs - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of Shares
Outstanding and nonvested at beginning (in shares)	6,628	8,100
Granted (in shares)	1,760	741
Vested (in shares)	(3,262)	(2,135)
Forfeited (in shares)	(137)	(78)
Outstanding and nonvested at ending (in shares)	4,989	6,628
Weighted Average Grant Date Fair Value
Outstanding and nonvested at beginning (in dollars per share)	$ 17.56	$ 18.83
Granted (in dollars per share)	1.20	6.45
Vested (in dollars per share)	18.15	18.58
Forfeited (in dollars per share)	9.09	15.90
Outstanding and nonvested at ending (in dollars per share)	$ 11.64	$ 17.56